Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of principal subsidiaries and their geographic location [Table Text Block]
Entity	Jurisdiction	Economic Interest

Osisko Bermuda Limited	Bermuda	100%
Coulon Mines Inc.	Canada	100% (i)
General Partnership Osisko James Bay	Québec	100%
Osisko Mining (USA) Inc.	Delaware	100%

Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Leasehold improvements	Lease term
Furniture and office equipment	3 - 5 years